1
Portfolio of Investments March 31, 2025
Global Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
43467102 COMMON STOCKS - 97.4% 43467102
CONSUMER SERVICES - 0.4%
776 Marriott International Inc/MD, Class A $ 184,843
TOTAL CONSUMER SERVICES 184,843
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 83.1%
10,549 Agree Realty Corp 814,277
73 Alexandria Real Estate Equities Inc 6,753
6,854 American Healthcare REIT Inc 207,676
11,473 American Homes 4 R ent, Class A 433,794
3,459 American Tower Corp 752,678
7,211 Americold Realty Trust Inc 154,748
69,600 Assura PLC 41,767
3,786 AvalonBay Communities Inc 812,551
1,562 Boardwalk Real Estate Investment Trust 72,833
70,476 British Land Co PLC/The 337,433
3,643 Camden Property Trust 445,539
96,507 CapitaLand Integrated Commercial Trust 149,967
15,446 CareTrust REIT Inc 441,447
38,885 Charter Hall Retail REIT 87,521
7,463 COPT Defense Properties 203,516
1,541 Cousins Properties Inc 45,459
1,067 Crown Castle Inc 111,213
12,357 CT Real Estate Investment Trust 124,596
5,797 CubeSmart 247,590
9,427 Curbline Properties Corp 228,039
65 Daiwa Office Investment Corp 127,873
130 Daiwa Securities Living Investments Corp 76,986
6,579 Derwent London PLC 156,881
5,485 Digital Realty Trust Inc 785,946
15,464 Dream Industrial Real Estate Investment Trust 121,430
3,658 EastGroup Properties Inc 644,357
24,928 Empire State Realty Trust Inc, Class A 194,937
2,612 Equinix Inc 2,129,694
3,451 Equity LifeStyle Properties Inc 230,182
10,095 Equity Residential 722,600
9,446 Essential Properties Realty Trust Inc 308,317
391 Essex Property Trust Inc 119,869
5,267 Extra Space Storage Inc 782,097
5,815 Federal Realty Investment Trust 568,823
4,398 First Industrial Realty Trust Inc 237,316
159,860 Frasers Centrepoint Trust 258,756
12,290 Gaming and Leisure Properties Inc 625,561
864 Gecina SA 81,072
48,120 Goodman Group 863,592
81,811 Hammerson PLC 261,364
3,193 Healthcare Realty Trust Inc 53,962
38,849 Healthpeak Properties Inc 785,527
130,552 (a),(b) Home Reit PLC 169
15,507 Host Hotels & Resorts Inc 220,354
34 Hulic Reit Inc 32,496
56,801 Ingenia Communities Group 193,881
4,668 InvenTrust Properties Corp 137,099
618 Invincible Investment Corp 260,415
29,389 Invitation Homes Inc 1,024,207
45,669 Irish Residential Properties REIT PLC 46,468
6,345 Iron Mountain Inc 545,924
192 KDX Realty Investment Corp 189,316
86,809 Keppel DC REIT 138,288
24,992 Killam Apartment Real Estate Investment Trust 304,096
1,676 Kilroy Realty Corp 54,906
30,562 Kimco Realty Corp 649,137

Portfolio of Investments March 31, 2025
(continued)
Global Real Estate Securities
2
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,506 Lamar Advertising Co, Class A $ 171,353
9,913 Lineage Inc 581,199
59,245 Link REIT 277,632
3,399 Macerich Co/The 58,361
6,035 Mapletree Industrial Trust 9,412
92,041 Mapletree Logistics Trust 89,451
725 Mid-America Apartment Communities Inc 121,496
80,320 Mirvac Group 105,774
3,565 Montea NV 254,714
1,255 NETSTREIT Corp 19,892
42,481 Nexus Industrial REIT 202,804
242 Nippon Accommodations Fund Inc 175,778
469 Nippon Building Fund Inc 398,364
203 Nippon Prologis REIT Inc 313,284
9,258 NNN REIT Inc 394,854
3,319 Omega Healthcare Investors Inc 126,388
102 Orix JREIT Inc 119,974
25,266 Parkway Life Real Estate Investment Trust 77,877
3,674 Pebblebrook Hotel Trust 37,218
10,899 Primaris Real Estate Investment Trust 112,773
18,465 Prologis Inc 2,064,202
2,926 Public Storage 875,723
4,866 Rayonier Inc 135,664
9,924 Realty Income Corp 575,691
6,636 Regency Centers Corp 489,471
1,175 Rexford Industrial Realty Inc 46,001
8,177 RioCan Real Estate Investment Trust 97,450
2,412 Ryman Hospitality Properties Inc 220,553
40,879 Safestore Holdings PLC 325,473
750 SBA Communications Corp 165,007
199,733 Scentre Group 422,594
4,792 Simon Property Group Inc 795,855
5,740 SITE Centers Corp 73,702
3,240 SL Green Realty Corp 186,948
10,347 STAG Industrial Inc 373,734
490 Star Asia Investment Corp 176,469
104,624 Stockland 322,823
1,688 Sun Communities Inc 217,144
5,551 Sunstone Hotel Investors Inc 52,235
203,138 Tritax Big Box REIT PLC 368,414
11,225 UDR Inc 507,033
4,625 Unibail-Rodamco-Westfield 389,936
6,461 UNITE Group PLC/The 67,993
298 United Urban Investment Corp 295,559
13,613 Urban Edge Properties 258,647
15,318 Ventas Inc 1,053,266
9,317 Veris Residential Inc 157,644
9,905 VICI Properties Inc 323,101
179,709 Vicinity Ltd 248,841
14,144 Welltower Inc 2,167,002
13,807 Wereldhave NV 239,031
4,513 Weyerhaeuser Co 132,141
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 37,127,240
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
8,826 Chartwell Retirement Residences 102,915
21,649 Sienna Senior Living Inc 249,730
TOTAL HEALTH CARE EQUIPMENT & SERVICES 352,645
REAL ESTATE MANAGEMENT & DEVELOPMENT - 11.6%
110,602 Capitaland India Trust 79,300
648 (b) CBRE Group Inc, Class A 84,745
3,942 Cibus Nordic Real Estate AB publ 58,108
304 City Developments Ltd 1,131

SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
5,826 (c) Corp Inmobiliaria Vesta SAB de CV, ADR $ 132,891
13,654 CTP NV 244,493
59,681 (b) Fastighets AB Balder 373,459
51,521 Hongkong Land Holdings Ltd 222,571
915 (b) Jones Lang LaSalle Inc 226,838
432 LEG Immobilien SE 30,536
116,088 Mitsui Fudosan Co Ltd 1,039,577
10,429 Sagax AB, Class B 218,810
184,943 Sino Land Co Ltd 185,134
259,905 Sirius Real Estate Ltd 283,694
12,881 Sumitomo Realty & Development Co Ltd 483,984
27,984 Sun Hung Kai Properties Ltd 266,622
71,626 Swire Properties Ltd 157,085
21,848 TAG Immobilien AG 297,913
7,676 Tokyo Tatemono Co Ltd 129,970
56,441 Tokyu Fudosan Holdings Corp 378,694
2,447 VGP NV 212,676
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,108,231
SOFTWARE & SERVICES - 0.3%
20,377 (b) NEXTDC Ltd 145,950
TOTAL SOFTWARE & SERVICES 145,950
TELECOMMUNICATION SERVICES - 1.2%
11,597 (d) Cellnex Telecom SA 412,259
12,841 Infrastrutture Wireless Italiane SpA 135,934
TOTAL TELECOMMUNICATION SERVICES 548,193
TOTAL COMMON STOCKS
(Cost $38,619,635) 43,467,102
TOTAL LONG-TERM INVESTMENTS
(Cost $38,619,635) 43,467,102
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
135,766 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.360% (f) 135,766
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $135,766) 135,766
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
1,025,000 REPURCHASE AGREEMENTS - 2.3% 1,025,000
$ 1,025,000 (g) Fixed Income Clearing Corporation 4.350 04/01/25 1,025,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,025,000) 1,025,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,025,000) 1,025,000
TOTAL INVESTMENTS - 100.0%
(Cost $39,780,401 ) 44,627,868
OTHER ASSETS & LIABILITIES, NET -  0.0% 2,276
NET ASSETS - 100% $ 44,630,144
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $130,017.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $412,259 or 0.9% of Total Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments March 31, 2025
(continued)
Global Real Estate Securities
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(g) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $1,025,124 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $1,045,579.
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 32,355,842 $ 11,111,091 $ 169 $ 43,467,102
Investments Purchased with Collateral from Securities
Lending 135,766 – – 135,766
Short-Term Investments:
Repurchase Agreements – 1,025,000 – 1,025,000
Total $ 32,491,608 $ 12,136,091 $ 169 $ 44,627,868